Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2020
Certain risks and concentration
Schedule of consolidated financial information of the Group's VIEs and VIE's subsidiaries excluding the inter company items with the Group's subsidiaries included in the accompanying consolidated financial statements

	December 31,
	2019	2020
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	1,589,539	1,620,133
Restricted cash and cash equivalents	3,500	3,497
Short-term deposits	4,000,003	4,370,002
Restricted short-term deposits	650,000	200,000
Short-term investments	3,302,143	1,739,843
Accounts receivable, net	109,222	168,896
Amounts due from related parties	1,707	11,119
Financing receivables, net	74,247	322
Prepayments and other current assets	331,640	362,757
Assets held for sale	2,207,953	330,118
Total current assets	12,269,954	8,806,687

Non-current assets
Deferred tax assets	60,461	—
Investments	1,496,261	2,491,644
Property and equipment, net	772,619	1,021,111
Land use rights, net	1,736,544	1,688,448
Intangible assets, net	531,438	393,096
Right of use asset, net	54,838	42,157
Other non-current assets	174,286	40,135
Assets held for sale	785,220	129,818
Total non-current assets	5,611,667	5,806,409

Total assets	17,881,621	14,613,096

Liabilities
Current liabilities
Accounts payable	89,708	104,691
Deferred revenue	78,877	111,839
Advances from customers	7,908	191
Income taxes payable	296,032	127,186
Accrued liabilities and other current liabilities	877,942	707,610
Amounts due to related parties	194,336	14,837
Lease liabilities due within one year	28,874	30,682
Short-term loans	270,565	669,048
Liabilities held for sale	3,113,821	1,164,022
Total current liabilities	4,958,063	2,930,106

Non-current liabilities
Lease liabilities	26,305	12,935
Deferred revenue	4,988	9,703
Deferred tax liabilities	85,479	70,900
Other non-current liabilities	11,495	—
Liabilities held for sale	227,923	28,807
Total non-current liabilities	356,190	122,345

Total liabilities	5,314,253	3,052,451

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Net revenues	810,211	1,950,090	2,740,837
Net income	(470,666)	(352,329)	(914,070)

4.    Certain risks and concentration (continued)

(a)   PRC regulations (continued)

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Net cash used in operating activities	(200,884)	(216,489)	(510,381)
Net cash used in investing activities	(1,774,355)	(3,768,408)	(330,350)
Net cash provided by financing activities	3,647	271,852	149,942
	(1,971,592)	(3,713,045)	(690,789)